Significant Accounting Policies and Judgements (Details Textuals) - CAD ($)		12 Months Ended
	May 02, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Accumulated deficit		$ 164,195,931	$ 52,855,947
Ifrs 16 [Member]
Disclosure of subsidiaries [line items]
Accumulated deficit			$ 199,093
Bottom of range [Member]
Disclosure of subsidiaries [line items]
Incremental borrowing rate		6.00%
Top of range [member]
Disclosure of subsidiaries [line items]
Incremental borrowing rate		8.00%
Pure Sunfarms Corp. (Pure Sunfarms) [Member]
Disclosure of subsidiaries [line items]
Ownership Interest		46.50%	50.00%
Pure Sunfarms Corp. (Pure Sunfarms) [Member] | Bottom of range [Member]
Disclosure of subsidiaries [line items]
Ownership Interest		46.47%
Pure Sunfarms Corp. (Pure Sunfarms) [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Ownership Interest		50.00%
Verd Lite Sciences Inc [Member]
Disclosure of subsidiaries [line items]
Ownership Interest		100.00%	100.00%
Percentage of shares acquired	100.00%